Right-of-use assets and lease liabilities Right-of-use assets operating lease per category (Details) € in Millions		Dec. 31, 2019 EUR (€) lease	Dec. 31, 2018 EUR (€)
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		€ 205.4	€ 137.6
Right-of-use assets - Finance	[1]	€ 118.5	0.0
Number of finance lease arrangements recorded in property, plant and equipment | lease		1
Properties
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		€ 177.0	105.1
Right-of-use assets - Finance		92.1	0.0
Cars
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		11.9	11.9
Right-of-use assets - Finance		0.0	0.0
Equipment
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		0.0	0.0
Right-of-use assets - Finance		26.4	0.0
Warehouses
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		8.7	14.5
Right-of-use assets - Finance		0.0	0.0
Other
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		7.8	6.1
Right-of-use assets - Finance		€ 0.0	€ 0.0

[1]	3. Right-of-use assets - Finance includes amounts with related parties of €107.6 million and €0.0 million at December 31, 2019 and 2018, respectively.